Commitments and Contingencies (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 16, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 07, 2022
Commitments and Contingencies (Details) [Line Items]
Deferred fee, price per unit (in Dollars per share)		$ 0.35	$ 0.35
Deferred fee		$ 6,037,500	$ 6,037,500
Legal fees		$ 1,424,421	$ 118,550
Advisor Agreement Description	The Company agrees to pay the advisor the following (i) $6 million if the Total Capital (as hereinafter defined) involved in the Financing and Target Business Combination is less than $175.5 million (ii) $8 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $175.5 million but less than $225 million; or (iii) $10 million if the Total Capital involved in the Financing and Target Business Combination is equal to or greater than $225 million.
Expenses	$ 50,000
Merger agreement description		Near processes data from over 1.6 billion unique user IDs, in over 70 million places across 44 countries to empower marketing and operational data leaders to confidently reach, understand and market to consumers and optimize their business results.
Equity Financing		$ (675,000,000)
Merger Agreement		50,000,000
Common stock, per share (in Dollars per share)				$ 10
Purchase agreement		$ 100,000,000
Weighted average price percentage		98.00%
Common stock amount		$ 2,000,000
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, per share (in Dollars per share)		$ 10